Pension and other post-retirement benefits - Plan assets measured at fair value (Details 3) - CHF (SFr) SFr in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	SFr 23,098	SFr 22,212
Plan assets at fair value, measured at net asset value per share	3,523	3,084
Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	19,296	18,000	SFr 17,790
Plan assets at fair value, measured at net asset value per share	3,032	2,590
International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,802	4,212	4,111
Plan assets at fair value, measured at net asset value per share	491	494
International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0	0
Level 1 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,141	3,148
Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	804	962
Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,337	2,186
Level 2 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	14,920	14,536
Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	13,946	13,004
Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	974	1,532
Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,514	1,444	1,351
Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,514	1,444	1,351
Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Group equity securities and options
Defined benefit plan, Disclosure
Plan assets at fair value	3	77
Group equity securities and options | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	5,264	5,320
Plan assets at fair value, measured at net asset value per share	0	0
Impact of exchange-traded futures not carried at fair value
Plan Assets not carried at fair value	(186)	(462)
Group equity securities and options | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	101	85
Plan assets at fair value, measured at net asset value per share	57	52
Group equity securities and options | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	71
Group equity securities and options | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Group equity securities and options | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	5,264	5,249
Group equity securities and options | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	44	33
Group equity securities and options | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Group equity securities and options | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	313	458
Plan assets at fair value, measured at net asset value per share	0	0
Impact of exchange-traded futures not carried at fair value
Plan Assets not carried at fair value	(59)	462
Cash and cash equivalents | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	110	264
Plan assets at fair value, measured at net asset value per share	0	0
Cash and cash equivalents | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	313	458
Cash and cash equivalents | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	9	17
Cash and cash equivalents | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	101	247
Cash and cash equivalents | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Cash and cash equivalents | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Debt securities
Defined benefit plan, Disclosure
Plan assets at fair value	5	0
Debt securities | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	6,784	5,884
Plan assets at fair value, measured at net asset value per share	469	438
Impact of exchange-traded futures not carried at fair value
Plan Assets not carried at fair value	245
Debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,531	3,813
Plan assets at fair value, measured at net asset value per share	434	422
Debt securities | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,328	2,169
Debt securities | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	6,315	5,446
Debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	769	1,222
Debt securities | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Government debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,332	2,176
Plan assets at fair value, measured at net asset value per share	0	0
Government debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,328	2,169
Government debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	4	7
Government debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	6,784	5,884
Plan assets at fair value, measured at net asset value per share	469	438
Corporate debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,199	1,637
Plan assets at fair value, measured at net asset value per share	434	422
Corporate debt securities | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	6,315	5,446
Corporate debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	765	1,215
Corporate debt securities | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Corporate debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,554	3,239
Plan assets at fair value, measured at net asset value per share	0	0
Real estate | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,040	1,795
Real estate | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,514	1,444	1,351
Real estate | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,514	1,444
Real estate - direct | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,514	1,444
Plan assets at fair value, measured at net asset value per share	0	0
Real estate - direct | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - direct | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - direct | Level 3 | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,514	1,444	1,351
Real estate - direct | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,514	1,444
Real estate - indirect | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,040	1,795
Plan assets at fair value, measured at net asset value per share	0	0
Real estate - indirect | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	20
Plan assets at fair value, measured at net asset value per share	0	20
Real estate - indirect | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,040	1,795
Real estate - indirect | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Real estate - indirect | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,381	3,099
Plan assets at fair value, measured at net asset value per share	2,563	2,152
Alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(27)	(47)
Plan assets at fair value, measured at net asset value per share	0	0
Alternative investments | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	491	433
Alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	327	514
Alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(27)	(47)
Alternative investments | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,431	1,794
Plan assets at fair value, measured at net asset value per share	2,431	1,794
Private equity - alternative investments | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Private equity - alternative investments | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	221	414
Plan assets at fair value, measured at net asset value per share	0	1
Hedge funds | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Plan assets at fair value, measured at net asset value per share	0	0
Hedge funds | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	221	413
Hedge funds | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Hedge funds | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	729	891
Plan assets at fair value, measured at net asset value per share	132	357
Other alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(27)	(47)
Plan assets at fair value, measured at net asset value per share	0	0
Other alternative investments | Level 1 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	491	433
Other alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Level 2 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	106	101
Other alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(27)	(47)
Other alternative investments | Level 3 | Switzerland | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other investments, plan assets | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	87	77
Plan assets at fair value, measured at net asset value per share	0	0
Other investments, plan assets | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Other investments, plan assets | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	87	77
Other investments, plan assets | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,802	4,212	4,111
Plan assets at fair value, measured at net asset value per share	491	494
Bank | International | Other post-retirement defined benefit plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0	SFr 0
Bank | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,337	2,186
Bank | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	974	1,532
Bank | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Group equity securities and options | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	101	85
Plan assets at fair value, measured at net asset value per share	57	52
Bank | Group equity securities and options | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Group equity securities and options | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	44	33
Bank | Group equity securities and options | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Cash and cash equivalents | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	110	264
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Cash and cash equivalents | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	9	17
Bank | Cash and cash equivalents | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	101	247
Bank | Cash and cash equivalents | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	3,531	3,813
Plan assets at fair value, measured at net asset value per share	434	422
Bank | Debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,328	2,169
Bank | Debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	769	1,222
Bank | Debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Government debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,332	2,176
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Government debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	2,328	2,169
Bank | Government debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	4	7
Bank | Government debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Corporate debt securities | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	1,199	1,637
Plan assets at fair value, measured at net asset value per share	434	422
Bank | Corporate debt securities | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Corporate debt securities | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	765	1,215
Bank | Corporate debt securities | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Real estate - indirect | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	20
Plan assets at fair value, measured at net asset value per share	0	20
Bank | Real estate - indirect | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Real estate - indirect | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Real estate - indirect | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(27)	(47)
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(27)	(47)
Bank | Alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Hedge funds | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Hedge funds | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Hedge funds | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Hedge funds | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other alternative investments | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(27)	(47)
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Other alternative investments | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other alternative investments | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	(27)	(47)
Bank | Other alternative investments | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other investments, plan assets | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	87	77
Plan assets at fair value, measured at net asset value per share	0	0
Bank | Other investments, plan assets | Level 1 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	0	0
Bank | Other investments, plan assets | Level 2 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	87	77
Bank | Other investments, plan assets | Level 3 | International | Defined benefit pension plans
Defined benefit plan, Disclosure
Plan assets at fair value	SFr 0	SFr 0